Vessels - Vessel sales (Details)	1 Months Ended		3 Months Ended	4 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($)	Apr. 30, 2017 USD ($) vessel	May 31, 2016 USD ($) vessel	Jul. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)	Apr. 30, 2016 vessel	Mar. 31, 2016 vessel	Feb. 29, 2016 vessel
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold | vessel			2					1	2
Proceeds from disposal of vessels					$ 127,372,000	$ 158,175,000	$ 90,820,000
Loss on sales of vessels, net					23,345,000	2,078,000	35,000
Write-off of deferred financing fees					$ 2,467,000	$ 14,479,000	$ 2,730,000
STI Lexington, STI Mythos, STI Chelsea, STI Olivia, and STI Powai [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold | vessel						5
STI Beryl, STI Le Rocher, STI Larvotto [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale leaseback transaction, number of vessels | vessel					3
STI Emerald and STI Sapphire [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold | vessel					2
Vessels [member] | STI Lexington, STI Mythos, STI Chelsea, STI Olivia, and STI Powai [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels in agreement to sell | vessel										5
Proceeds from disposal of vessels			$ (158,100,000)
Loss on sales of vessels, net			2,100,000
Vessels [member] | STI Beryl, STI Le Rocher, STI Larvotto [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Loss on sales of vessels, net					$ 14,200,000
Sale leaseback transaction, number of vessels | vessel		3
Sale leaseback transaction, gross proceeds per vessel		$ 29,000,000
Sale leaseback transaction, term		8 years
Sale leaseback transaction, daily rental payments per vessel		$ 8,800
Sale leaseback transaction, deposit per vessel		$ 4,350,000			4,350,000
Vessels [member] | STI Emerald and STI Sapphire [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels in agreement to sell | vessel		2
Proceeds from disposal of vessels		$ 56,400,000
Loss on sales of vessels, net				$ 9,100,000
K-Sure Credit Facility [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Repayments					30,600,000
K-Sure Credit Facility [Member] | STI Chelsea, STI Lexington, STI Powai, and STI Olivia [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Repayments			73,500,000
2013 Credit Facility [Member] | STI Mythos [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Repayments			17,900,000
K-Sure Credit Facility and 2013 Credit Facility [Member] | STI Lexington, STI Mythos, STI Chelsea, STI Olivia, and STI Powai [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Write-off of deferred financing fees			$ 3,200,000
2011 Credit Facility [Member] | STI Beryl, STI Le Rocher, STI Larvotto [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Repayments		$ 42,200,000
BNP Paribas Credit Facility [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Repayments					2,900,000
BNP Paribas Credit Facility [Member] | STI Emerald and STI Sapphire [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Repayments	$ 27,600,000
Write-off of deferred financing fees	$ 500,000
BNP Paribas Credit Facility [Member] | Vessels [member] | STI Emerald and STI Sapphire [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Repayments					$ 27,600,000